SUPPLEMENT DATED MAY 25, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

                           VISIONARY VARIABLE ANNUITY

PLEASE USE THIS SUPPLEMENT WITH THE VISIONARY PROSPECTUS DATED MAY 1, 2001. READ IT CAREFULLY AND KEEP IT WITH YOUR MAY 1, 2001 PROSPECTUS FOR FUTURE REFERENCE.

COMBINATION WITH AMERICAN MUTUAL HOLDING CO.

On May 18, 2001, the combination of American Mutual Holding Co. ("AMHC") and Indianapolis Life Insurance Company ("ILICo") was completed. This transaction included the demutualization of ILICo.

As a result of this transaction, the last sentence of the third paragraph on page 11 of the Visionary prospectus, under the heading "IL Annuity and Insurance Company," is revised to read:

              That transaction, which included the demutualization of ILICo, was completed on May 18, 2001.

REDOMESTICATION OF THE SEPARATE ACCOUNT

The first paragraph under the heading "IL Annuity and Insurance Co. Separate Account 1" on page 12 of the Visionary prospectus, is revised to read:

              We established IL Annuity and Insurance Co. Separate Account 1 (the "separate account") under Massachusetts insurance law on November 1, 1994. When IL Annuity redomesticated to Kansas on December 29, 2000, the separate account became subject to the laws of the state of Kansas. The separate account will receive and invest net premium payments made under the Contracts and under other variable annuity contracts we may issue in the future.

The last sentence of the fourth paragraph under the heading "IL Annuity and Insurance Co. Separate Account 1" on page 12 of the Visionary prospectus is deleted.

                        SUPPLEMENT DATED MAY 25, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1
                        VISIONARY CHOICE VARIABLE ANNUITY

PLEASE USE THIS SUPPLEMENT WITH THE VISIONARY CHOICE PROSPECTUS DATED MAY 1, 2001. READ IT CAREFULLY AND KEEP IT WITH YOUR MAY 1, 2001 PROSPECTUS FOR FUTURE REFERENCE.

COMBINATION WITH AMERICAN MUTUAL HOLDING CO.

On May 18, 2001, the combination of American Mutual Holding Co. ("AMHC") and Indianapolis Life Insurance Company ("ILICo") was completed. This transaction included the demutualization of ILICo.

As a result of this transaction, the last sentence of the third paragraph on page 15 of the Visionary Choice prospectus, under the heading "IL Annuity and Insurance Company," is revised to read:

              That transaction, which included the demutualization of ILICo, was completed on May 18, 2001.

REDOMESTICATION OF THE SEPARATE ACCOUNT

The first paragraph under the heading "IL Annuity and Insurance Co. Separate Account 1" on page 16 of the Visionary Choice prospectus, is revised to read:

              We established IL Annuity and Insurance Co. Separate Account 1 (the "separate account") under Massachusetts insurance law on November 1, 1994. When IL Annuity redomesticated to Kansas on December 29, 2000, the separate account became subject to the laws of the state of Kansas. The separate account will receive and invest net premium payments made under the Contracts and under other variable annuity contracts we may issue in the future.

The last sentence of the fourth paragraph under the heading "IL Annuity and Insurance Co. Separate Account 1" on page 16 of the Visionary Choice prospectus is deleted.